Cover Page	Oct. 20, 2020	Jul. 21, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Oct. 20, 2020
Entity Registrant Name		Synovus Financial Corp
Entity Incorporation, State or Country Code		GA
Entity File Number		1-10312
Entity Tax Identification Number		58-1134883
Entity Address, Address Line One		1111 Bay Avenue
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Columbus
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		31901
City Area Code		706
Local Phone Number		641-6500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000018349
Amendment Flag		false
Common Stock, $1.00 Par Value
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, $1.00 Par Value
Trading Symbol		SNV
Security Exchange Name		NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Entity Information [Line Items]
Title of 12(b) Security		Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Trading Symbol		SNV-PrD
Security Exchange Name		NYSE
Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E
Entity Information [Line Items]
Title of 12(b) Security		Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol		SNV-PrE
Security Exchange Name		NYSE